Document and Entity Information Document	0 Months Ended
May 09, 2014
Entity Information [Line Items]
Entity Registrant Name	AK STEEL HOLDING CORP
Entity Central Index Key	0000918160
Document Type	8-K
Document Period End Date	Mar. 31, 2014
Amendment Flag	false